Trade Receivables - Summary of the Loss Allowance of Trade Receivables (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Amount recognized in profit or loss	$ 523	$ 519	$ 642
Write-off	(726)	(26)	(13)
Exchange differences on translation	(131)	19	46
Impairment losses (Lifetime ECL)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,416	904	229
Financial assets at end of period	$ 1,082	$ 1,416	$ 904